NET PREMIUMS EARNED (Details 4) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,598,434	S/ 2,308,143	S/ 2,302,701
Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 944,405	S/ 923,820	S/ 1,011,046
Servicewise participation rate in general insurance Gross Premium		100.00%	100.00%	100.00%
Automobile [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 333,400	S/ 308,910	S/ 336,068
Servicewise participation rate in general insurance Gross Premium		35.30%	33.44%	33.24%
Fire and allied lines [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 245,632	S/ 244,474	S/ 279,192
Servicewise participation rate in general insurance Gross Premium		26.01%	26.46%	27.61%
Technical lines [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[2]	S/ 63,141	S/ 62,973	S/ 70,926
Servicewise participation rate in general insurance Gross Premium	[2]	6.69%	6.82%	7.02%
Third party liability [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 48,482	S/ 44,536	S/ 43,028
Servicewise participation rate in general insurance Gross Premium		5.13%	4.82%	4.26%
Aviation [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 16,090	S/ 25,185	S/ 55,149
Servicewise participation rate in general insurance Gross Premium		1.70%	2.73%	5.45%
Theft and robbery [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 89,332	S/ 81,699	S/ 79,593
Servicewise participation rate in general insurance Gross Premium		9.46%	8.84%	7.87%
Transport [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 48,379	S/ 46,534	S/ 51,702
Servicewise participation rate in general insurance Gross Premium		5.12%	5.04%	5.11%
SOAT (Mandatory automobile line) [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 30,659	S/ 24,573	S/ 20,830
Servicewise participation rate in general insurance Gross Premium		3.25%	2.66%	2.06%
Marine Hull [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 26,924	S/ 27,317	S/ 27,954
Servicewise participation rate in general insurance Gross Premium		2.85%	2.96%	2.76%
Others [Member] | Group life Insurance services [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 42,366	S/ 57,619	S/ 46,604
Servicewise participation rate in general insurance Gross Premium		4.49%	6.23%	4.62%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).